Goodwill (Tables)	6 Months Ended
Jun. 30, 2026
Goodwill [Abstract]
Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the six-month period ended June 30, 2026 are as follows:

Balance as of December 31, 2025	$24,126,824
Net exchange differences during the period	(730,792)
Balance as of June 30, 2026	$23,396,032